INCOME TAXES - Income tax paid - (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax paid
Income tax paid	$ 3.0	$ 10.3
Withholding taxes
Income tax paid
Income tax paid	$ 0.4	$ 0.7